Note 23 - Trade and Other Payables (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Contract liabilities not recognized at end of period	$ 1.0	$ 1.1
Revenue that was included in contract liability balance at beginning of period	$ 0.9	$ 6.0